Filed with the Securities and Exchange Commission on April 22, 2021

Registration No. 002-29240

Registration No. 811-01668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 96	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 86	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Gabriella R. Saenz, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-8704

Approximate Date of Proposed Public Offering	Continuous

It is proposed that this filing will become effective (check appropriate space)

            immediately upon filing pursuant to paragraph (b) of Rule 485

   x      on May 1, 2021 pursuant to paragraph (b) of Rule 485

            60 days after filing pursuant to paragraph (a)(1) of Rule 485

            on              pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

   x      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Explanatory Note

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 96 to the Registration Statement on Form N-4, File No. 811-01668, of NML Variable Annuity Account B (the “Registrant”) is being filed for the purpose of delaying, until May 1, 2021, the effectiveness of Post-Effective Amendment No. 91 for the Registrant, which was filed pursuant to Rule 485(a)(1) on October 28, 2020 (accession no. 0001193125-20-279432) (the “Amendment”). On March 24, 2021, Post-Effective Amendment No. 95 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of the Amendment until April 24, 2021. We have received and are currently working to address Staff comments, and we will make a filing/filings pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. Accordingly, the contents of the Amendment consisting of Part A, Part B, and Part C, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 22nd day of April, 2021.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske,
Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 22nd day of April, 2021.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske,
Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

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/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Dale E. Jones*	Trustee
Dale E. Jones
Trustee
Randolph W. Melville

/s/ Jaime Montemayor*	Trustee
Jaime Montemayor

Trustee
Timothy H. Murphy

Trustee
Andrew N. Nunemaker

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ John E. Schlifske*	Trustee
John E. Schlifske

Trustee
Artie Shah

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Juan C. Zurate*	Trustee
Juan C. Zurate

*By:	/S/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact,
pursuant to Power of Attorney.

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